UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                         Oppenheimer AMT Free Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  Principal
   Amount                                                  Coupon        Maturity          Value
----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--99.4%
----------------------------------------------------------------------------------------------------
Alabama--0.2%
      15,000    AL HFA (Pelican)                            6.550%      03/20/2030           15,531
----------------------------------------------------------------------------------------------------
      15,000    Birmingham, AL Special Care Facilities
                Financing Authority (Children's
                Hospital of Alabama)                        5.500       06/01/2022           16,224
----------------------------------------------------------------------------------------------------
   1,000,000    Camden, AL IDB (Weyerhaeuser Company),
                Series A                                    6.125       12/01/2024        1,080,560
----------------------------------------------------------------------------------------------------
      55,000    Cullman, AL Medical Clinic Board
                (Cullman Regional Medical Center)           6.500       02/15/2023           55,059
----------------------------------------------------------------------------------------------------
      15,000    Montgomery, AL Medical Clinic Board
                Health Care                                 7.000       03/01/2015           15,036
----------------------------------------------------------------------------------------------------
      50,000    Oxford, AL Public Park & Recreation
                Board                                       6.000       12/01/2021           54,353
                                                                                      --------------
                                                                                          1,236,763
Alaska--0.7%
   2,500,000    AK HFC RITES 1                             13.941 2     06/01/2032        2,751,150
----------------------------------------------------------------------------------------------------
   2,000,000    AK HFC ROLs 1                              14.228 2     12/01/2033        2,151,640
----------------------------------------------------------------------------------------------------
      45,000    AK HFC, Series A                            5.875       12/01/2024           46,404
----------------------------------------------------------------------------------------------------
      75,000    AK Northern Tobacco Securitization
                Corp. (TASC)                                5.500       06/01/2029           64,420
                                                                                      --------------
                                                                                          5,013,614
Arizona--4.0%
     750,000    AZ West Campus Hsg. (Arizona State
                University)                                 6.375       07/01/2022          836,865
----------------------------------------------------------------------------------------------------
     930,950    Central AZ Irrigation & Drain
                District, Series A                          6.000       06/01/2013          897,008
----------------------------------------------------------------------------------------------------
     300,000    El Mirage, AZ COP 1                         6.900       08/01/2015          307,221
----------------------------------------------------------------------------------------------------
     125,000    Glendale, AZ IDA (American Graduate
                School)                                     6.000       07/01/2017          127,369
----------------------------------------------------------------------------------------------------
   2,000,000    Maricopa County, AZ IDA (Christian
                Care Mesa II)                               6.625       01/01/2034        1,976,600
----------------------------------------------------------------------------------------------------
   1,265,000    Maricopa County, AZ IDA (Horizon
                Community Learning Center)                  6.375       06/01/2030        1,328,149
----------------------------------------------------------------------------------------------------
   1,500,000    Maricopa County, AZ IDA (Sun King
                Apartments)                                 6.750       11/01/2018        1,315,725
----------------------------------------------------------------------------------------------------
   1,210,000    Maricopa County, AZ IDA (Sun King
                Apartments)                                 6.750       05/01/2031          999,702
----------------------------------------------------------------------------------------------------
   1,275,000    Maricopa County, AZ IDA (Villas at
                Augusta)                                    6.400       10/20/2020        1,403,801
----------------------------------------------------------------------------------------------------
      50,000    Mesa, AZ IDA (Mesa Student Hsg.)            6.250       07/01/2032           53,735
----------------------------------------------------------------------------------------------------
   3,000,000    Peoria, AZ IDA (Sierra Winds)               6.375       08/15/2029        2,889,510
----------------------------------------------------------------------------------------------------
   1,000,000    Phoenix, AZ IDA (Summit Apartments)         6.550       07/20/2037        1,073,440
----------------------------------------------------------------------------------------------------
      20,000    Phoenix, AZ IDA (Woodstone & Silver
                Springs)                                    6.250       04/01/2023           20,245
----------------------------------------------------------------------------------------------------
     735,000    Pima County, AZ IDA (Arizona Charter
                School)                                     6.100       07/01/2024          748,039
----------------------------------------------------------------------------------------------------
     500,000    Pima County, AZ IDA (Arizona Charter
                School)                                     6.300       07/01/2031          507,110
----------------------------------------------------------------------------------------------------
   1,570,000    Pima County, AZ IDA (Arizona Charter
                School)                                     6.500       07/01/2023        1,633,679
----------------------------------------------------------------------------------------------------
   1,290,000    Pima County, AZ IDA (Arizona Charter
                School)                                     6.750       07/01/2031        1,341,819
----------------------------------------------------------------------------------------------------
   1,100,000    Pima County, AZ IDA (Noah Webster
                Basic School)                               6.125       12/15/2034        1,103,190
----------------------------------------------------------------------------------------------------
   2,845,000    Pima County, AZ IDA (Phoenix Advantage
                Charter School)                             5.600       07/01/2023        2,999,882
----------------------------------------------------------------------------------------------------
   5,000,000    Verrado, AZ Community Facilities
                District                                    6.500       07/15/2027        5,189,100
                                                                                      --------------
                                                                                         26,752,189
Arkansas--0.1%
     195,000    Pine Bluff, AR IDA (Colt Industries)        6.500       02/15/2009          197,270
----------------------------------------------------------------------------------------------------
     130,000    Pope County, AR Pollution Control
                (Arkansas Power & Light Company)            6.300       11/01/2020          132,665
                                                                                      --------------
                                                                                            329,935
California--5.0%
   2,220,000    Beaumont, CA Financing Authority,
                Series B                                    5.875       09/01/2023        2,249,992
----------------------------------------------------------------------------------------------------
   2,000,000    CA CDA (East Valley Tourist)               11.000       10/01/2020        2,029,680
----------------------------------------------------------------------------------------------------
   1,200,000    CA GO Fixed Receipts                        5.250       02/01/2025        1,272,924
----------------------------------------------------------------------------------------------------
   4,700,000    CA GO RITES 1                              12.520 2     02/01/2025        5,842,476
----------------------------------------------------------------------------------------------------
   1,000,000    CA Golden State Tobacco Securitization
                Corp.                                       6.625       06/01/2040          957,900
----------------------------------------------------------------------------------------------------
   6,000,000    CA Statewide CDA (East Campus
                Apartments)                                 5.625       08/01/2034        6,239,700
----------------------------------------------------------------------------------------------------
   1,500,000    CA Statewide CDA COP (Cedars-Sinai
                Medical Center) INFLOS 1                    8.742 2     11/01/2015        1,533,375
----------------------------------------------------------------------------------------------------
   4,000,000    Los Angeles, CA Regional Airports
                Improvement Corp. (Delta Airlines) 1        6.350       11/01/2025        2,600,000
----------------------------------------------------------------------------------------------------
   3,000,000    Redding, CA Electric System COP Linked
                SAVRS & RIBS                                6.368 3     07/01/2022        3,766,290
----------------------------------------------------------------------------------------------------
      50,000    Riverside, CA Unified School District
                Special Tax                                 6.200       09/01/2030           51,024
----------------------------------------------------------------------------------------------------
   7,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                Tribe Enterprise                            6.625       03/01/2018        7,045,920
                                                                                      --------------
                                                                                         33,589,281
Colorado--1.3%
   4,860,000    Broomfield, CO Village Metropolitan
                District No. 2                              6.250       12/01/2032        4,856,452
----------------------------------------------------------------------------------------------------
   1,000,000    Central Marksheffel, CO Metropolitan
                District                                    7.250       12/01/2029        1,004,510
----------------------------------------------------------------------------------------------------
      30,000    CO Health Facilities Authority
                (Northern Colorado Medical Center)          6.000       05/15/2020           30,395
----------------------------------------------------------------------------------------------------
     170,000    CO Health Facilities Authority (Vail
                Valley Medical Center)                      6.600       01/15/2020          172,372
----------------------------------------------------------------------------------------------------
   2,270,000    CO Health Facilities Authority RITES 1     14.941 2     03/01/2022        2,910,685
                                                                                      --------------
                                                                                          8,974,414
Connecticut--1.6%
      15,000    CT H&EFA (New Britain General
                Hospital), Series B                         6.000       07/01/2024           15,348
----------------------------------------------------------------------------------------------------
     515,000    CT H&EFA (St. Raphael Hospital)             6.550       07/01/2005          530,605
----------------------------------------------------------------------------------------------------
      45,000    CT H&EFA (Yale-New Haven Hospital)          5.700       07/01/2025           48,225
----------------------------------------------------------------------------------------------------
   9,900,000    Mashantucket, CT Western Pequot Tribe,
                Series B                                    5.750       09/01/2027       10,208,484
                                                                                      --------------
                                                                                         10,802,662
District of Columbia--0.5%
   1,000,000    District of Columbia (Carnegie
                Endowment)                                  5.750       11/15/2026        1,066,980
----------------------------------------------------------------------------------------------------
   2,000,000    District of Columbia Friendship Public
                Charter School                              5.250       06/01/2033        2,016,400
----------------------------------------------------------------------------------------------------
     500,000    District of Columbia Tobacco
                Settlement Financing Corp.                  6.750       05/15/2040          485,895
                                                                                      --------------
                                                                                          3,569,275
Florida--8.4%
   2,350,000    Concorde Estates, FL Community Devel.
                District                                    5.850       05/01/2035        2,362,620
----------------------------------------------------------------------------------------------------
      20,000    Dade County, FL Aviation (Miami
                International Airport)                      5.600       10/01/2026           21,454
----------------------------------------------------------------------------------------------------
   2,165,000    Dade County, FL IDA (Miami Cerebral
                Palsy Residence)                            8.000       06/01/2022        2,212,435
----------------------------------------------------------------------------------------------------
     195,000    Dade County, FL Public Facilities
                (Jackson Memorial Hospital)                 5.250       06/01/2023          197,350
----------------------------------------------------------------------------------------------------
   2,000,000    Double Branch, FL Special Assessment
                Community Devel. District                   6.700       05/01/2034        2,142,640
----------------------------------------------------------------------------------------------------
   2,500,000    FL Capital Trust Agency (American
                Opportunity)                                5.875       06/01/2038        2,317,850
----------------------------------------------------------------------------------------------------
   1,275,000    FL Capital Trust Agency (River Bend
                Apartments) 1,5,6                           7.000       10/01/2034           54,188
----------------------------------------------------------------------------------------------------
     250,000    FL Gateway Services Community Devel.
                District (Sun City Center)                  6.500       05/01/2033          256,860
----------------------------------------------------------------------------------------------------
     750,000    FL State Board of Education GO              8.400       06/01/2007          822,855
----------------------------------------------------------------------------------------------------
     100,000    FL State Board of Education GO,
                Series C                                    5.500       06/01/2021          102,833
----------------------------------------------------------------------------------------------------
   1,000,000    Heritage Harbour South, FL Community
                Devel. District                             6.500       05/01/2034        1,050,970
----------------------------------------------------------------------------------------------------
     190,000    Hillsborough County, FL IDA (Tampa
                Electric Company)                           6.250       12/01/2034          194,514
----------------------------------------------------------------------------------------------------
   1,600,000    Islands at Doral, FL Southwest
                Community Devel. District                   6.375       05/01/2035        1,677,696
----------------------------------------------------------------------------------------------------
     125,000    Jacksonville, FL Electric Authority
                (St. Johns River)                           5.250       10/01/2021          125,255
----------------------------------------------------------------------------------------------------
   1,875,000    Jacksonville, FL Electric Authority
                RITES 1                                    11.407 2     10/01/2022        1,917,488
----------------------------------------------------------------------------------------------------
   4,500,000    Lee County, FL IDA (Cypress Cove
                Healthpark)                                 6.750       10/01/2032        4,618,080
----------------------------------------------------------------------------------------------------
      85,000    Marion County, FL Hospital District
                (Munroe Regional Medical Center)            5.625       10/01/2024           87,326
----------------------------------------------------------------------------------------------------
   2,500,000    Midtown Miami, FL Community Devel.
                District Special Assessment                 6.500       05/01/2037        2,616,275
----------------------------------------------------------------------------------------------------
   8,125,000    Oakland, FL Charter School                  6.950       12/01/2032        8,197,475
----------------------------------------------------------------------------------------------------
      30,000    Orange County, FL Health Facilities
                Authority (Orlando Regional Healthcare
                System)                                     6.000       11/01/2024           30,098
----------------------------------------------------------------------------------------------------
      85,000    Palm Beach County, FL Multifamily
                (Boynton Apartments)                        8.000       01/01/2014           78,140
----------------------------------------------------------------------------------------------------
   6,000,000    Reunion East, FL Community Devel.
                District, Series A                          7.375       05/01/2033        6,446,580
----------------------------------------------------------------------------------------------------
     275,000    Santa Rosa Bay, FL Bridge Authority         6.250       07/01/2028          281,922
----------------------------------------------------------------------------------------------------
   1,280,000    South-Dade, FL Venture Community
                Devel. District                             6.125       05/01/2034        1,301,299
----------------------------------------------------------------------------------------------------
   3,000,000    St. John's Forest, FL Community Devel.
                District, Series A                          6.125       05/01/2034        3,034,440
----------------------------------------------------------------------------------------------------
   1,000,000    Stonegate, FL Community Devel. District     6.000       05/01/2024        1,016,750
----------------------------------------------------------------------------------------------------
   1,000,000    Stonegate, FL Community Devel. District     6.125       05/01/2034        1,016,640
----------------------------------------------------------------------------------------------------
   2,000,000    Sumter Landing, FL Community Devel.
                District                                    6.875       05/01/2023        2,079,120
----------------------------------------------------------------------------------------------------
   2,000,000    Sumter Landing, FL Community Devel.
                District                                    6.950       05/01/2033        2,075,260
----------------------------------------------------------------------------------------------------
      10,000    University of FL (University Hsg.)          5.500       07/01/2023           10,026
----------------------------------------------------------------------------------------------------
   1,000,000    Village Community, FL Devel. District
                No. 5, Series A                             6.100       05/01/2034        1,025,720
----------------------------------------------------------------------------------------------------
     940,000    Village Community, FL Devel. District
                No. 5, Series A                             6.500       05/01/2033          991,427
----------------------------------------------------------------------------------------------------
   5,100,000    Volusia County, FL EFA (Emery-Riddle
                Aeronautical University)                    6.125       10/15/2026        5,268,606
----------------------------------------------------------------------------------------------------
   1,000,000    World Commerce, FL Community Devel.
                District Special Assessment                 6.500       05/01/2036        1,019,040
                                                                                      --------------
                                                                                         56,651,232
Georgia--4.7%
  13,000,000    Atlanta, GA Devel. Authority Student
                Hsg. (ADA/CAU Partners)                     6.000       07/01/2036       13,977,080
----------------------------------------------------------------------------------------------------
   3,805,000    Atlanta, GA Devel. Authority Student
                Hsg. (ADA/CAU Partners)                     6.250       07/01/2024        4,194,556
----------------------------------------------------------------------------------------------------
   2,000,000    Atlanta, GA Devel. Authority Student
                Hsg. (ADA/CAU Partners)                     6.250       07/01/2036        2,194,260
----------------------------------------------------------------------------------------------------
     165,000    Burke County, GA Devel. Authority
                (Georgia Power Company)                     5.400       05/01/2034          168,673
----------------------------------------------------------------------------------------------------
   3,000,000    Cobb County, GA Devel. Authority
                (Boise Cascade Corp.)                       7.000       09/01/2014        3,050,580
----------------------------------------------------------------------------------------------------
   2,000,000    Fulton County, GA Residential Care
                Facilities (Canterbury Court)               6.125       02/15/2034        1,992,760
----------------------------------------------------------------------------------------------------
   2,815,000    GA Municipal Electric Authority RITES 1    18.931 2     01/01/2017        5,461,663
----------------------------------------------------------------------------------------------------
     500,000    GA Municipal Electric Authority,
                Series X                                    6.500       01/01/2012          578,690
----------------------------------------------------------------------------------------------------
      30,000    Savannah, GA EDA (University Financing
                Foundation)                                 6.750       11/15/2020           33,876
----------------------------------------------------------------------------------------------------
      85,000    Savannah, GA EDA (University Financing
                Foundation)                                 6.750       11/15/2031           93,589
                                                                                      --------------
                                                                                         31,745,727
Hawaii--1.5%
   5,000,000    HI Airport System RITES 1                   9.613 2     07/01/2020        6,198,700
----------------------------------------------------------------------------------------------------
   3,700,000    HI Department of Budget & Finance
                Special Purpose (Kahala Nui)                8.000       11/15/2033        3,954,116
----------------------------------------------------------------------------------------------------
      90,000    HI HF&D Corp. (Single Family Mtg.),
                Series B                                    5.900       07/01/2027           92,102
----------------------------------------------------------------------------------------------------
      45,000    HI HF&D Corp., Series B                     5.850       07/01/2017           46,051
                                                                                      --------------
                                                                                         10,290,969
Idaho--2.5%
      20,000    ID Hsg. Agency (Multifamily Hsg.)           6.700       07/01/2024           20,421
----------------------------------------------------------------------------------------------------
  16,720,000    Nez Perce County, ID Pollution Control
                (Potlatch Corp.)                            6.000       10/01/2024       16,910,775
                                                                                      --------------
                                                                                         16,931,196
Illinois--6.8%
   9,000,000    Chicago, IL O'Hare International
                Airport (American Airlines)                 8.200       12/01/2024        6,586,830
----------------------------------------------------------------------------------------------------
   5,000,000    Chicago, IL Tax (Pilsen Redevel.)           6.750       06/01/2022        5,101,050
----------------------------------------------------------------------------------------------------
   2,400,000    Cook County, IL Community School
                District GO                                 7.125       06/01/2024        3,018,216
----------------------------------------------------------------------------------------------------
     125,000    IL DFA Pollution Control (Central
                Illinois Public Service Company)            6.375       01/01/2028          125,136
----------------------------------------------------------------------------------------------------
   1,625,000    IL EFA (Augustana College)                  5.625       10/01/2022        1,724,515
----------------------------------------------------------------------------------------------------
   3,000,000    IL EFA (Augustana College)                  5.700       10/01/2032        3,102,330
----------------------------------------------------------------------------------------------------
   5,000,000    IL Health Facilities Authority
                (Covenant Retirement Communities)           5.625       12/01/2032        5,328,800
----------------------------------------------------------------------------------------------------
   4,000,000    IL Health Facilities Authority (Lake
                Forest Hospital)                            6.000       07/01/2033        4,256,640
----------------------------------------------------------------------------------------------------
     615,000    IL Health Facilities Authority
                (Rush-Presbyterian-St. Luke's Medical
                Center)                                     5.500       11/15/2025          622,405
----------------------------------------------------------------------------------------------------
      35,000    IL Hsg. Devel. Authority (Multifamily
                Hsg.)                                       7.000       07/01/2017           35,123
----------------------------------------------------------------------------------------------------
      35,000    IL Hsg. Devel. Authority (Multifamily
                Hsg.), Series 1991-A                        8.250       07/01/2016           35,558
----------------------------------------------------------------------------------------------------
      35,000    IL Hsg. Devel. Authority (Multifamily
                Hsg.), Series A                             6.125       07/01/2025           35,307
----------------------------------------------------------------------------------------------------
   2,500,000    IL Metropolitan Pier & Exposition
                Authority RITES 1                          12.931 2     12/15/2028        2,765,950
----------------------------------------------------------------------------------------------------
   1,510,000    Lake County, IL HFC, Series A               6.700       11/01/2014        1,512,733
----------------------------------------------------------------------------------------------------
   1,725,000    Lincolnshire, IL Special Service Area
                No. 1 Special Tax (Sedgebrook)              6.250       03/01/2034        1,728,398
----------------------------------------------------------------------------------------------------
   7,500,000    Regional Transportation Authority, IL,
                Series A                                    7.200       11/01/2020       10,000,050
                                                                                      --------------
                                                                                         45,979,041
Indiana--3.1%
   5,000,000    Fort Wayne, IN Pollution Control
                (General Motors Corp.)                      6.200       10/15/2025        5,345,500
----------------------------------------------------------------------------------------------------
      30,000    IN DFA (USX Corp.)                          6.150       07/15/2022           31,281
----------------------------------------------------------------------------------------------------
   3,250,000    Indianapolis, IN Local Public
                Improvement Bond Bank RITES 1              13.941 2     07/01/2033        4,004,715
----------------------------------------------------------------------------------------------------
   4,750,000    North Manchester, IN (Estelle Peabody
                Memorial Home)                              7.125       07/01/2022        4,881,148
----------------------------------------------------------------------------------------------------
     185,000    Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)        6.100       01/01/2016          185,289
----------------------------------------------------------------------------------------------------
   6,625,000    Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)        6.100       01/01/2016        6,658,655
----------------------------------------------------------------------------------------------------
     125,000    Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)        6.625       12/01/2024          127,799
----------------------------------------------------------------------------------------------------
      15,000    Sullivan, IN Pollution Control              7.100       04/01/2019           15,136
                (Hoosier Energy Corp.)
                                                                                      --------------
                                                                                         21,249,523
Iowa--0.0%
      25,000    IA Finance Authority (Single Family
                Mtg.)                                       6.450       01/01/2024           25,566
Kentucky--0.9%
   4,000,000    Ashland, KY Pollution Control (Ashland
                Oil)                                        6.650       08/01/2009        4,113,800
----------------------------------------------------------------------------------------------------
   2,190,000    Boone County, KY Pollution Control
                (Dayton Power & Light Company)              6.500       11/15/2022        2,250,444
                                                                                      --------------
                                                                                          6,364,244
Louisiana--4.8%
   5,010,000    Calcasieu Parish, LA Industrial Devel.
                Board (Olin Corp.)                          6.625       02/01/2016        5,347,975
----------------------------------------------------------------------------------------------------
   3,940,000    LA HFA (VOA New Orleans Affordable
                Hsg. Corp.)                                 6.800       05/01/2029        4,024,237
----------------------------------------------------------------------------------------------------
   1,000,000    LA Local Government EF&CD (Bellemont
                Apartments)                                 6.000       09/01/2027        1,002,070
----------------------------------------------------------------------------------------------------
   3,560,000    LA Local Government EF&CD (Bellemont
                Apartments)                                 6.000       09/01/2035        3,537,358
----------------------------------------------------------------------------------------------------
     935,000    LA Local Government EF&CD (Bellemont
                Apartments)                                 7.500       09/01/2016          938,422
----------------------------------------------------------------------------------------------------
   2,000,000    LA Local Government EF&CD (Oakleigh
                Apartments), Series A                       6.375       06/01/2038        2,036,840
----------------------------------------------------------------------------------------------------
   1,255,000    LA Local Government EF&CD (Oakleigh
                Apartments), Series A                       7.500       06/01/2038        1,274,553
----------------------------------------------------------------------------------------------------
   2,100,000    LA Tobacco Settlement Financing Corp.
                Fixed Receipts                              5.875       05/15/2039        1,826,496
----------------------------------------------------------------------------------------------------
  10,695,000    LA Tobacco Settlement Financing Corp.
                RITES 1                                     8.674 2     05/15/2039        7,909,166
----------------------------------------------------------------------------------------------------
   4,250,000    West Feliciana Parish, LA Pollution
                Control (Gulf States Utilities Company)     9.000       05/01/2015        4,455,063
                                                                                      --------------
                                                                                         32,352,180
Maine--0.0%
      25,000    ME H&HEFA (University of New England)       5.750       07/01/2023           25,322
Maryland--1.6%
      10,000    Baltimore, MD City Hsg. Corp.               7.750       10/01/2009           10,270
----------------------------------------------------------------------------------------------------
      45,000    Baltimore, MD City Hsg. Corp., Series A     7.250       07/01/2023           45,298
----------------------------------------------------------------------------------------------------
      40,000    MD EDC Student Hsg. (Allegheny College
                Hsg.)                                       6.000       09/01/2032           42,437
----------------------------------------------------------------------------------------------------
   5,000,000    MD EDC Student Hsg. (Bowie State
                University)                                 5.375       06/01/2033        4,921,500
----------------------------------------------------------------------------------------------------
   1,535,000    MD EDC Student Hsg. (Morgan State
                University)                                 6.000       07/01/2022        1,645,981
----------------------------------------------------------------------------------------------------
   2,000,000    MD EDC Student Hsg. (University of
                Maryland)                                   5.625       10/01/2023        2,112,580
----------------------------------------------------------------------------------------------------
   2,000,000    MD EDC Student Hsg. (University of
                Maryland)                                   5.750       10/01/2033        2,081,980
----------------------------------------------------------------------------------------------------
      35,000    MD Stadium Authority Sports Facility        5.800       03/01/2026           36,879
----------------------------------------------------------------------------------------------------
      30,000    Prince Georges County, MD COP (Real
                Estate Acquisition)                         6.000       09/15/2014           30,701
----------------------------------------------------------------------------------------------------
      10,000    Prince Georges County, MD Pollution
                Control (Potomac Electric Power
                Company)                                    6.000       09/01/2022           10,012
----------------------------------------------------------------------------------------------------
      65,000    Prince Georges County, MD Pollution
                Control (Potomac Electric Power
                Company)                                    6.375       01/15/2023           65,322
                                                                                      --------------
                                                                                         11,002,960
Massachusetts--1.1%
     800,000    MA DFA (Eastern Nazarene College)           5.625       04/01/2019          733,320
----------------------------------------------------------------------------------------------------
   2,000,000    MA DFA (Eastern Nazarene College)           5.625       04/01/2029        1,727,100
----------------------------------------------------------------------------------------------------
   1,000,000    MA DFA (Pharmacy & Allied Health
                Sciences)                                   5.750       07/01/2033        1,040,770
----------------------------------------------------------------------------------------------------
     500,000    MA DFA (Western New England College)        5.875       12/01/2022          529,930
----------------------------------------------------------------------------------------------------
   1,000,000    MA DFA (Western New England College)        6.125       12/01/2032        1,055,520
----------------------------------------------------------------------------------------------------
      40,000    MA H&EFA (Lahey Clinic Medical Center)      5.375       07/01/2023           40,487
----------------------------------------------------------------------------------------------------
      90,000    MA H&EFA (Schepens Eye Research
                Institute)                                  6.500       07/01/2028           97,573
----------------------------------------------------------------------------------------------------
      50,000    MA IFA (General Motors Corp.)               5.550       04/01/2009           50,078
----------------------------------------------------------------------------------------------------
   1,892,563    MA Industrial Finance Agency (Bradford
                College)                                    5.250       11/01/2018        1,710,403
----------------------------------------------------------------------------------------------------
     100,000    MA Industrial Finance Agency
                (Cambridge Friends School)                  5.800       09/01/2028           96,186
----------------------------------------------------------------------------------------------------
     120,000    St. Alfios, MA Hsg. Corp. (Section 8)       8.200       02/01/2024          122,086
                                                                                      --------------
                                                                                          7,203,453
Michigan--0.0%
      25,000    Galesburg-Augusta, MI Community
                Schools GO                                  5.500       05/01/2030           27,235
----------------------------------------------------------------------------------------------------
      25,000    MI COP                                      5.500       06/01/2027           27,168
----------------------------------------------------------------------------------------------------
      50,000    MI Hsg. Devel. Authority (Charter
                Square)                                     5.500       01/15/2021           50,935
----------------------------------------------------------------------------------------------------
      10,000    Mount Clemens, MI Hsg. Corp. (FHA
                Section 8), Series A                        6.600       06/01/2022           10,097
                                                                                      --------------
                                                                                            115,435
Minnesota--2.9%
   3,000,000    International Falls, MN Environmental
                Facilities (Boise Cascade Corp.)            7.200       10/01/2024        3,049,410
----------------------------------------------------------------------------------------------------
   1,000,000    Minneapolis, MN Tax Increment (St.
                Anthony Falls)                              5.750       02/01/2027          991,840
----------------------------------------------------------------------------------------------------
      40,000    MN HFA (Single Family Mtg.), Series I       6.250       01/01/2015           40,145
----------------------------------------------------------------------------------------------------
   7,000,000    St. Paul, MN Hsg. & Redevel. Authority
                (Upper Landing)                             7.000       03/01/2029        6,995,030
----------------------------------------------------------------------------------------------------
   8,320,000    Washington County, MN Hsg. & Redevel.
                Authority (Seasons Villas)                  6.950       12/01/2023        8,462,272
                                                                                      --------------
                                                                                         19,538,697
Mississippi--0.0%
     105,000    MS BFC (System Energy Resources)            5.875       04/01/2022          105,368
----------------------------------------------------------------------------------------------------
      25,000    MS BFC (System Energy Resources)            5.900       05/01/2022           25,270
                                                                                      --------------
                                                                                            130,638
Missouri--3.8%
  10,280,678    Hanley/Eager Rd., MO Transportation
                Devel. District, Series A                   0.000 4     12/01/2033        2,408,146
----------------------------------------------------------------------------------------------------
  13,500,000    Hazelwood, MO Transportation Devel.
                District (370/ Missouri Bottom
                Road/Tausig Road)                           7.200       05/01/2033       14,123,430
----------------------------------------------------------------------------------------------------
   9,000,000    St. Joseph, MO IDA (Living Community
                of St. Joseph)                              7.000       08/15/2032        9,450,090
                                                                                      --------------
                                                                                         25,981,666
Nevada--1.8%
   5,220,000    Clark County, NV Economic Devel.
                (Alexander Dawson School at Rainbow
                Mountain)                                   5.375       05/15/2033        5,336,406
----------------------------------------------------------------------------------------------------
   6,000,000    Las Vegas, NV Paiute Tribe, Series A        6.625       11/01/2017        6,751,140
                                                                                      --------------
                                                                                         12,087,546
New Hampshire--2.2%
     495,000    Manchester, NH Hsg. & Redevel.
                Authority, Series B                         0.000 4     01/01/2023          174,210
----------------------------------------------------------------------------------------------------
   1,000,000    NH H&EFA (Catholic Medical Center)          6.125       07/01/2032        1,031,170
----------------------------------------------------------------------------------------------------
   4,000,000    NH H&EFA (Franklin Pierce College)          6.050       10/01/2034        4,297,680
----------------------------------------------------------------------------------------------------
   1,980,000    NH H&EFA (Portsmouth Christian Academy)     5.750       07/01/2023        2,116,343
----------------------------------------------------------------------------------------------------
   6,115,000    NH H&EFA (Portsmouth Christian Academy)     5.850       07/01/2033        6,441,480
----------------------------------------------------------------------------------------------------
      40,000    NH HE&H Facilities Authority (New
                Hampshire College)                          6.375       01/01/2027           40,741
----------------------------------------------------------------------------------------------------
     500,000    NH Turnpike System, Series A                6.750       11/01/2011          554,365
                                                                                      --------------
                                                                                         14,655,989
New Jersey--4.6%
   2,000,000    NJ EDA (Cigarette Tax)                      5.500       06/15/2024        2,046,860
----------------------------------------------------------------------------------------------------
   1,000,000    NJ EDA (Cigarette Tax)                      5.500       06/15/2031        1,007,060
----------------------------------------------------------------------------------------------------
   2,000,000    NJ EDA (Cigarette Tax)                      5.750       06/15/2029        2,053,240
----------------------------------------------------------------------------------------------------
   7,480,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.000       06/01/2037        6,580,306
----------------------------------------------------------------------------------------------------
   9,800,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.125       06/01/2042        8,707,496
----------------------------------------------------------------------------------------------------
   7,000,000    NJ Tobacco Settlement Financing Corp.
                (TASC)                                      6.250       06/01/2043        6,332,060
----------------------------------------------------------------------------------------------------
   3,250,000    NJ Transit Corp. ROLs, Series 15 1         10.394 2     09/15/2015        4,238,975
                                                                                      --------------
                                                                                         30,965,997
New Mexico--2.2%
   7,895,000    Eldorado, NM Area Water & Sanitation
                District                                    6.000       02/01/2023        7,932,264
----------------------------------------------------------------------------------------------------
      25,000    Farmington, NM Pollution Control
                (Public Service Company of New Mexico)      6.300       12/01/2016           27,236
----------------------------------------------------------------------------------------------------
     350,000    Farmington, NM Pollution Control
                (Southern California Edison Company)        5.875       06/01/2023          357,844
----------------------------------------------------------------------------------------------------
   3,000,000    NM Hsg. Authority (Villa Del Oso
                Apartments)                                 6.250       01/01/2031        2,982,450
----------------------------------------------------------------------------------------------------
   1,285,000    NM Hsg. Authority (Villa Del Oso
                Apartments)                                 7.500       01/01/2038        1,262,448
----------------------------------------------------------------------------------------------------
   2,000,000    Sandoval County, NM (Santa Ana Pueblo)      7.750       07/01/2015        2,067,360
----------------------------------------------------------------------------------------------------
     125,000    Santa Fe, NM Educational Facilities
                (College of Santa Fe)                       5.875       10/01/2021          127,238
                                                                                      --------------
                                                                                         14,756,840
New York--0.0%
      50,000    NYC GO RIBS                                 9.610 2     08/27/2015           50,983
North Carolina--0.3%
      95,000    Charlotte, NC Mtg. (Tryon Hills
                Associate)                                  5.875       01/01/2025           99,703
----------------------------------------------------------------------------------------------------
   1,155,000    Kinston, NC Hsg. Authority (Kinston
                Towers)                                     6.750       12/01/2018        1,180,791
----------------------------------------------------------------------------------------------------
     140,000    NC Eastern Municipal Power Agency,
                Series B                                    5.500       01/01/2017          140,395
----------------------------------------------------------------------------------------------------
     290,000    NC Eastern Municipal Power Agency,
                Series B                                    5.500       01/01/2021          290,212
----------------------------------------------------------------------------------------------------
     455,000    NC Eastern Municipal Power Agency,
                Series B                                    5.500       01/01/2021          456,197
----------------------------------------------------------------------------------------------------
      20,000    NC Eastern Municipal Power Agency,
                Series B                                    6.250       01/01/2023           20,152
----------------------------------------------------------------------------------------------------
      45,000    NC HFA (Multifamily Hsg.)                   5.450       09/01/2024           45,500
                                                                                      --------------
                                                                                          2,232,950
Ohio--3.0%
     490,000    Cleveland, OH Rock Glen Hsg.
                Assistance Corp. (Ambleside Apartments)     7.000       06/01/2018          521,938
----------------------------------------------------------------------------------------------------
  12,000,000    Coshocton County, OH Solid Waste
                Disposal (Stone Container Corp.)            7.875       08/01/2013       12,151,440
----------------------------------------------------------------------------------------------------
   1,500,000    Greene County, OH University Hsg.
                (Central State University)                  5.625       09/01/2032        1,554,495
----------------------------------------------------------------------------------------------------
      25,000    OH Air Quality Devel. Authority
                (Dayton Power & Light Company)              6.100       09/01/2030           26,317
----------------------------------------------------------------------------------------------------
     180,000    OH Air Quality Devel. Authority
                (Dayton Power & Light Company)              6.400       08/15/2027          180,173
----------------------------------------------------------------------------------------------------
      50,000    OH Air Quality Devel. Authority (Ohio
                Edison Company)                             5.950       05/15/2029           50,554
----------------------------------------------------------------------------------------------------
   3,000,000    OH Water Devel. Authority (Cleveland
                Electric Illuminating Company)              7.700       08/01/2025        3,169,800
----------------------------------------------------------------------------------------------------
      70,000    OH Water Devel. Authority (Dayton
                Power & Light Company)                      6.400       08/15/2027           71,600
----------------------------------------------------------------------------------------------------
     500,000    Port of Greater Cincinnati, OH (Public
                Parking Infrastructure)                     6.300       02/15/2024          507,410
----------------------------------------------------------------------------------------------------
   1,485,000    Port of Greater Cincinnati, OH (Public
                Parking Infrastructure)                     6.400       02/15/2034        1,507,602
----------------------------------------------------------------------------------------------------
     450,000    Streetsboro, OH City School District GO     7.125       12/01/2010          517,001
                                                                                      --------------
                                                                                         20,258,330
Oklahoma--0.9%
   7,745,000    Tulsa, OK Municipal Airport Trust
                (American Airlines)                         6.250       06/01/2020        6,047,838
Oregon--0.0%
      45,000    OR Hsg. & Community Services (Single
                Family Mtg.)                                6.400       07/01/2018           45,945
Pennsylvania--4.8%
   8,200,000    Allegheny County, PA HDA (West Penn
                Allegheny Health System)                    9.250       11/15/2030        9,459,028
----------------------------------------------------------------------------------------------------
   5,000,000    Beaver County, PA IDA (Cleveland
                Electric Illuminating Company)              7.750       07/15/2025        5,287,400
----------------------------------------------------------------------------------------------------
      25,000    Beaver County IDA (Toledo Edison
                Company)                                    7.750       05/01/2020           26,710
----------------------------------------------------------------------------------------------------
   1,500,000    Chester County, PA H&EFA (Jenners Pond)     7.750       07/01/2034        1,514,565
----------------------------------------------------------------------------------------------------
   6,000,000    Cumberland County, PA Municipal
                Authority (Wesley Affiliated Services)      7.250       01/01/2035        6,264,780
----------------------------------------------------------------------------------------------------
   4,000,000    Northumberland County, PA IDA (NHS
                Youth Services)                             7.750       02/15/2029        4,021,800
----------------------------------------------------------------------------------------------------
   1,000,000    Philadelphia, PA H&HEFA (Centralized
                Comprehensive Human Services)               7.250       01/01/2021        1,043,560
----------------------------------------------------------------------------------------------------
   1,200,000    Philadelphia, PA H&HEFA (Temple
                University Children's Medical Center)       5.625       06/15/2019        1,208,484
----------------------------------------------------------------------------------------------------
   1,000,000    Philadelphia, PA IDA (Baptist Home of
                Philadelphia)                               5.500       11/15/2018          986,040
----------------------------------------------------------------------------------------------------
   1,000,000    Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A      5.625       07/01/2023        1,064,760
----------------------------------------------------------------------------------------------------
   1,500,000    Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A      5.625       07/01/2028        1,563,840
                                                                                      --------------
                                                                                         32,440,967
Rhode Island--0.2%
      50,000    Providence, RI HDC (Barbara Jordan
                Apartments)                                 6.750       07/01/2025           51,075
----------------------------------------------------------------------------------------------------
      40,000    RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                 6.500       04/01/2027           40,051
----------------------------------------------------------------------------------------------------
   1,500,000    Tiverton, RI Special Obligation Tax
                (Mount Hope Bay Village)                    6.875       05/01/2022        1,572,450
                                                                                      --------------
                                                                                          1,663,576
South Carolina--0.5%
      55,000    Charleston County, SC COP                   5.500       12/01/2020           56,571
----------------------------------------------------------------------------------------------------
     500,000    SC Connector 2000 Association Toll
                Road, Series B                              0.000 4     01/01/2021          192,200
----------------------------------------------------------------------------------------------------
  10,355,000    SC Connector 2000 Association Toll
                Road, Series B                              0.000 4     01/01/2026        2,961,841
                                                                                      --------------
                                                                                          3,210,612
South Dakota--2.0%
   6,000,000    SD Educational Enhancement Funding
                Corp. Tobacco Settlement                    6.500       06/01/2032        5,687,580
----------------------------------------------------------------------------------------------------
   7,500,000    Sioux Falls, SD Health Facilities
                (Rummel Memorial Home)                      6.750       11/15/2033        7,611,000
                                                                                      --------------
                                                                                         13,298,580
Tennessee--0.8%
   3,500,000    Bradley County, TN IDB (Olin Corp.)         6.625       11/01/2017        3,771,565
----------------------------------------------------------------------------------------------------
     100,000    Hamilton County, TN IDB (Park at 58)        6.700       03/01/2021           85,456
----------------------------------------------------------------------------------------------------
   1,500,000    Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate)           6.000       07/01/2028        1,365,330
                                                                                      --------------
                                                                                          5,222,351
Texas--11.9%
      15,000    Argyle, TX Independent School District
                GO                                          5.500       08/15/2026           15,988
----------------------------------------------------------------------------------------------------
   8,250,000    Austin, TX Convention Enterprises
                (Convention Center)                         5.750       01/01/2032        8,380,103
----------------------------------------------------------------------------------------------------
  10,765,000    Bexar County, TX HFC (American
                Opportunity Hsg.)                           6.750       12/01/2037       10,345,596
----------------------------------------------------------------------------------------------------
     200,000    Bexar County, TX HFC (American
                Opportunity Hsg.-Nob Hill Apartments)       6.000       06/01/2031          200,106
----------------------------------------------------------------------------------------------------
   1,000,000    Bexar County, TX HFC (The Army
                Retirement Residence Foundation)            6.300       07/01/2032        1,051,960
----------------------------------------------------------------------------------------------------
      75,000    Dallas, TX Hsg. Corp. (Cedar Glen
                Apartments)                                 7.750       12/01/2009           76,670
----------------------------------------------------------------------------------------------------
     265,000    El Paso County, TX HFC (American
                Village Communities), Series A              6.250       12/01/2020          275,192
----------------------------------------------------------------------------------------------------
     285,000    El Paso County, TX HFC (El Paso
                American Hsg. Foundation), Series A         6.375       12/01/2032          293,499
----------------------------------------------------------------------------------------------------
     550,000    Garza County, TX Public Facility Corp.      7.500       10/01/2019          597,575
----------------------------------------------------------------------------------------------------
   3,730,000    Harris County, TX Toll Road RITES 1        14.441 2     08/15/2024        4,889,209
----------------------------------------------------------------------------------------------------
     165,000    Keller, TX Independent School District
                GO                                          5.400       08/15/2023          173,036
----------------------------------------------------------------------------------------------------
   3,000,000    Lewisville, TX GO                           6.125       09/01/2029        3,242,580
----------------------------------------------------------------------------------------------------
  20,350,000    Matagorda County, TX Navigation
                District (Centerpoint Energy)               8.000       05/01/2029       22,618,008
----------------------------------------------------------------------------------------------------
     270,000    Matagorda County, TX Navigation
                District (Central Power & Light
                Company)                                    6.000       07/01/2028          270,521
----------------------------------------------------------------------------------------------------
   1,100,000    North Central, TX HFDC (Northwest
                Senior Hsg. Corp.)                          7.000       11/15/2010        1,144,319
----------------------------------------------------------------------------------------------------
   2,000,000    North Central, TX HFDC (Northwest
                Senior Hsg. Corp.)                          7.250       11/15/2019        2,079,040
----------------------------------------------------------------------------------------------------
   3,000,000    North Central, TX HFDC (Northwest
                Senior Hsg. Corp.)                          7.500       11/15/2029        3,127,590
----------------------------------------------------------------------------------------------------
   1,910,000    Nueces County, TX HFC (Dolphins
                Landing Apartments)                         6.750       07/01/2020        1,926,904
----------------------------------------------------------------------------------------------------
   1,680,000    Retama, TX Devel. Corp. (Retama
                Racetrack)                                 10.000       12/15/2019        2,758,812
----------------------------------------------------------------------------------------------------
   5,000,000    Sabine River Authority, TX Pollution
                Control (TXU Energy Company)                5.500       05/01/2022        5,400,400
----------------------------------------------------------------------------------------------------
   4,000,000    Sabine River Authority, TX Pollution
                Control (TXU Energy Company)                6.150       08/01/2022        4,342,600
----------------------------------------------------------------------------------------------------
     445,000    TX Affordable Hsg. Corp. (Ashton Place
                & Woodstock Apartments)                     6.300       08/01/2033          405,831
----------------------------------------------------------------------------------------------------
     455,000    TX Panhandle HFA (Amarillo Affordable
                Hsg.)                                       6.625       03/01/2020          484,411
----------------------------------------------------------------------------------------------------
   1,330,000    TX Panhandle HFA (Amarillo Affordable
                Hsg.)                                       6.750       03/01/2031        1,420,374
----------------------------------------------------------------------------------------------------
      25,000    Westador, TX Municipal Utility
                District GO                                 6.875       03/01/2009           25,574
----------------------------------------------------------------------------------------------------
   4,840,000    Wichita County, TX HFDC (Wichita Falls
                Retirement Foundation)                      6.250       01/01/2028        4,816,042
----------------------------------------------------------------------------------------------------
      10,000    Wood Glen, TX HFC (Copperwood II),
                Series C                                    7.650       07/01/2023           10,072
                                                                                      --------------
                                                                                         80,372,012
U.S. Possessions--0.3%
   1,500,000    Puerto Rico Municipal Finance Agency
                RITES 1                                     9.216 2     08/01/2015        1,950,075
Utah--0.4%
     125,000    Emery County, UT Pollution Control
                (Pacificorp)                                5.650       11/01/2023          126,611
----------------------------------------------------------------------------------------------------
   2,000,000    Murray City, UT Hospital RITES 1           12.941 2     05/15/2022        2,317,760
                                                                                      --------------
                                                                                          2,444,371
Vermont--0.1%
     225,000    VT EDA (Wake Robin Corp.)                   6.000       03/01/2022          239,839
----------------------------------------------------------------------------------------------------
     130,000    VT EDA (Wake Robin Corp.)                   6.300       03/01/2033          138,146
                                                                                      --------------
                                                                                            377,985
Virginia--4.4%
   1,170,000    Hopewell, VA IDA (Stone Container
                Corp.)                                      8.250       05/01/2010        1,194,453
----------------------------------------------------------------------------------------------------
   8,610,000    Hopewell, VA IDA (Stone Container
                Corp.)                                      8.250       06/01/2016        8,743,369
----------------------------------------------------------------------------------------------------
     315,000    Norton, VA IDA (Norton Community
                Hospital)                                   6.000       12/01/2022          341,696
----------------------------------------------------------------------------------------------------
   3,000,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2008        1,951,980
----------------------------------------------------------------------------------------------------
   3,100,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2009        1,582,054
----------------------------------------------------------------------------------------------------
      35,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2015           18,606
----------------------------------------------------------------------------------------------------
   2,715,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2017        1,271,163
----------------------------------------------------------------------------------------------------
   4,485,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2018        1,978,961
----------------------------------------------------------------------------------------------------
   3,155,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2020        1,250,106
----------------------------------------------------------------------------------------------------
  13,805,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2021        5,098,325
----------------------------------------------------------------------------------------------------
  11,880,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             0.000 4     08/15/2022        4,134,834
----------------------------------------------------------------------------------------------------
   1,150,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.000       08/15/2010        1,130,197
----------------------------------------------------------------------------------------------------
   1,000,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.000       08/15/2011          975,980
----------------------------------------------------------------------------------------------------
      25,000    Pocahontas Parkway Association, VA
                (Route 895 Connector Toll Road)             5.500       08/15/2028           24,224
                                                                                      --------------
                                                                                         29,695,948
Washington--1.5%
   2,500,000    King County, WA Sewer RITES 1              13.441 2     01/01/2024        2,965,000
----------------------------------------------------------------------------------------------------
     100,000    Port Camas, WA Public Industrial Corp.
                (James River Corp. of VA)                   6.700       04/01/2023          100,379
----------------------------------------------------------------------------------------------------
      20,000    Port of Seattle, WA , Series A              5.500       09/01/2021           21,225
----------------------------------------------------------------------------------------------------
   2,200,000    Vancouver, WA Downtown Redevel.
                Authority (Conference Center)               5.250       01/01/2034        2,215,752
----------------------------------------------------------------------------------------------------
   3,250,000    Vancouver, WA Downtown Redevel.
                Authority (Conference Center)               6.000       01/01/2034        3,459,430
----------------------------------------------------------------------------------------------------
   1,350,000    WA Hsg. Finance Commission (Nickerson
                Area Properties)                            5.300       01/01/2028        1,370,048
                                                                                      --------------
                                                                                         10,131,834
West Virginia--0.5%
   1,540,000    West Liberty State College, WV,
                Series A                                    6.000       06/01/2023        1,588,341
----------------------------------------------------------------------------------------------------
   1,695,000    West Liberty State College, WV,
                Series A                                    6.125       06/01/2028        1,741,545
                                                                                      --------------
                                                                                          3,329,886
----------------------------------------------------------------------------------------------------
Wisconsin--0.7%
   2,275,000    WI H&EFA (Hess Memorial Hospital
                Association)                                7.875       11/01/2022        2,424,559
----------------------------------------------------------------------------------------------------
   1,075,000    WI H&EFA (WMA, MHCC, MVS Obligated
                Group)                                      5.600       08/15/2023        1,091,835
----------------------------------------------------------------------------------------------------
   1,000,000    WI H&EFA (WMA, MHCC, MVS Obligated
                Group)                                      5.750       08/15/2026        1,010,830
----------------------------------------------------------------------------------------------------
     130,000    WI Hsg. & Economic Devel. Authority,
                Series A                                    6.850       11/01/2012          130,261
                                                                                      --------------
                                                                                          4,657,485
Wyoming--0.8%
   5,000,000    Sweetwater County, WY Pollution
                Control (Idaho Power Company)               6.050       07/15/2026        5,310,400
----------------------------------------------------------------------------------------------------
      10,000    Weston County, WY Pollution Control
                (Black Hills Corp.)                         6.700       06/01/2010           10,002
                                                                                      --------------
                                                                                          5,320,402
----------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $641,592,247)                               99.4%     671,074,484
----------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                0.6        4,292,528
                                                                        ----------------------------
Net Assets                                                                   100.0%   $ 675,367,012
                                                                        ============================

Footnotes to Statement of Investments

1. Illiquid security.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents a zero coupon bond.

5. Non-income-accruing security.

6. Issue is in default.


Summary of Ratings   October 31, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                         9.9%
AA                                                                          1.9
A                                                                          22.7
BBB                                                                        37.8
BB                                                                          4.1
B                                                                           2.8
CCC                                                                         1.4
Not Rated                                                                  19.4
                                                                      ----------
TOTAL                                                                     100.0%
                                                                      ==========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA        Atlanta Development Authority
BFC        Business Finance Corp.
CAU        Clark Atlanta University
CDA        Communities Development Authority
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
EDC        Economic Development Corporation
EF&CD      Environmental Facilities and Community Development
EFA        Educational Facilities Authority
FHA        Federal Housing Agency
GO         General Obligation
H&EFA      Health and Educational Facilities Authority
H&HEFA     Hospitals and Higher Education Facilities Authority
HDA        Hospital Development Authority
HDC        Housing Development Corp.
HE&H       Higher Educational and Health
HE&HF      Higher Educational and Housing Facilities
HF&D       Housing Finance and Development
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Development Corp.
IDA        Industrial Development Agency
IDB        Industrial Development Board
IFA        Interim Finance Authority
INFLOS     Inverse Floating Rate Securities
MHCC       Masonic Health Care Center
MVS        Masonic Village on the Square
NYC        New York City
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SAVRS      Select Auction Variable Rate Securities
TASC       Tobacco Settlement Asset-Backed Bonds
VOA        Volunteers of America
WMA        Wisconsin Masonic Home



SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities        $ 641,612,882
                                      =============

Gross unrealized appreciation         $  34,934,356
Gross unrealized depreciation            (5,472,754)
                                      -------------
Net unrealized appreciation           $  29,461,602
                                      =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)